Ordinary dividends (Detail) - £ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interim period amount [member]
Disclosure of Dividends [line items]
Dividends declared (pound per share)	£ 15.0	£ 12.5
Previous period final amount [member]
Disclosure of Dividends [line items]
Dividends declared (pound per share)	£ 18.7